UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 6/30/16

Item 1. Proxy Voting Records.

Franklin Floating Rate Master Series

CUMULUS MEDIA INC. Meeting Date: JUN 09, 2016 Record Date: APR 22, 2016 Meeting Type: ANNUAL
Ticker: CMLS Security ID: 231082108
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Jeffrey A. Marcus	Management	For	Withhold
1.2	Elect Director Mary G. Berner	Management	For	For
1.3	Elect Director Brian Cassidy	Management	For	Withhold
1.4	Elect Director Lewis W. Dickey, Jr.	Management	For	For
1.5	Elect Director Ralph B. Everett	Management	For	Withhold
1.6	Elect Director Alexis Glick	Management	For	Withhold
1.7	Elect Director David M. Tolley	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Against
3	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	For

Franklin Lower Tier Floating Rate Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Middle Tier Floating Rate Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Floating Rate Master Trust

By (Signature and Title)* /s/LAURA F. FERGERSON

Laura F. Fergerson,

Chief Executive Officer – Finance and Administration

Date August 29, 2016

* Print the name and title of each signing officer under his or her signature.